Property, equipment and leasehold improvement, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Property, Equipment and Leasehold Improvement, Net

The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2025	June 30, 2026
	RMB	RMB
Leasehold improvement	3,740	3,964
Furniture and office equipment	1,104	1,100
Electronic equipment and others	3,870	3,680
Total property, equipment and leasehold improvement	8,714	8,744
Less: accumulated depreciation	(7,883)	(7,851)
Property, equipment and leasehold improvement, net	831	893